Debt - Outstanding Debt (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Excluding Impact | Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 2,167,070,000,000
Contractual Weighted Avg Interest Rate	4.81%
Weighted Avg Remaining Term	3 years 8 months 12 days
Excluding Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 4,236,873,000,000
Contractual Weighted Avg Interest Rate	4.03%
Weighted Avg Remaining Term	4 years 8 months 12 days
Including Impact
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 6,403,943,000,000
Contractual Weighted Avg Interest Rate	4.00%
Including Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 4,236,873,000,000
Contractual Weighted Avg Interest Rate	4.03%
Designated as Hedging Instrument | Including Impact | Fixed and Hedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 5,384,873,000,000
Contractual Weighted Avg Interest Rate	3.87%
Designated as Hedging Instrument | Including Impact | Hedged Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,148,000,000,000
Contractual Weighted Avg Interest Rate	3.27%
Not Designated as Hedging Instrument | Including Impact | Unhedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,019,070,000,000
Contractual Weighted Avg Interest Rate	4.81%